Reserves	6 Months Ended
Dec. 31, 2025
Reserves [Abstract]
Reserves

Note 15. Reserves

	Consolidated
	December 2025 $	June 2025 $
Foreign currency translation reserve	(1,633,404)	(773,511)
Share-based payments reserve	6,737,860	3,873,198
	5,104,456	3,099,687

Foreign currency reserve

The reserve is used to recognise exchange differences arising from translation of the financial statements of foreign operations to Australian dollars.

Share-based payments reserve

The reserve is used to recognise the value of equity benefits provided to employees and directors as part of their remuneration, and other parties as part of their compensation for services.

Share based payments reserve for Employee Share Option Plan

During the half year there were no issues under the Employee Share Option Plan